2 Concessions and Authorizations	12 Months Ended
Dec. 31, 2020
Concessions And Authorizations [Abstract]
Concessions and Authorizations
2	Concessions and Authorizations
2.1	Concession contracts or authorizations obtained by Copel

Copel		Interest %	Maturity
Concession agreement / authorization of the equity
Copel DIS	Contract 046/1999, extended by 5th addendum to the contract	100	07.07.2045
Copel TEL (Note 40)	Authorization term 54/2003 - Anatel/SVP/PVST	100	Indeterminate
	Authorization term 305/2012 - Anatel/SVP/PVST	100	Indeterminate
Elejor	Contract 125/2001 - HPP Fundão and Santa Clara	70	05.28.2037
	Authorization - SHP Fundão I and SHP Santa Clara I - 753/2002 and 757/2002	70	12.19.2032
Dona Francisca Energética	Contract 188/1998 - HPP Dona Francisca	23	08.28.2033
UEG Araucária	Authorization 351/1999 - TPP Araucária (60.9% Copel GET)	20.3	12.23.2029
Compagás (2.1.1)	Concession gas distribution contract	51	01.20.2019
Paraná Gás (1.1.2 - a)	PART-T-300_R12 4861-.0000.99/2014-00 - ANP	30	05.15.2045
Usina de Energia Eólica São João S.A. (a)	MME Ordinance 173 /2012 - WPP São João	49	03.26.2047
Usina de Energia Eólica Carnaúba S.A. (a)	MME Ordinance 204 /2012 - WPP Carnaúbas	49	04.09.2047
Usina de Energia Eólica Reduto S.A. (a)	MME Ordinance 230 /2012 - WPP Reduto	49	04.16.2047
Usina de Energia Eólica Santo Cristo S.A. (a)	MME Ordinance 233/2012 - WPP Santo Cristo	49	04.18.2047

(a) Subsidiaries of Voltalia São Miguel do Gostoso I Participações S.A.
Hydroelectric Power Plant - HPP
Small Hydroelectric Plant - SHP
Thermal Power Plant - TPP
Wind Power Plant - WPP
2.1.1	Compagás

Compagás is a party to a concession agreement entered into with the Concession Grantor, the State of Paraná, which determines the date of July 6, 2024 as the concession's expiration date.

On December 7, 2017, the State of Paraná published Complementary Law 205, introducing a new interpretation to the end of the concession, understanding that expiration occurred on January 20, 2019. There was an understanding among the shareholders that the law could be challenged and Compagás filed a lawsuit, considering the unconstitutionality of the Law. Provisional protection was granted to Compagás recognizing the validity of the maturity clause provided for in the contract.

In view of the above, however, there was no consensus between Copel's and Compagás' understanding of which document should be used for accounting recognition, so that Copel considered the Supplementary Law as a document for accounting purposes while the Compagás maintained its accounting records considering the expiration date provided for in the concession contract.

On December 1, 2020, Supplementary Law No. 227 was issued, revoking article 15 of Supplementary Law No. 205/17, which determined the expiration of the concession for the exploitation of gas services channeled by Compagás on January 20, 2019. Therefore, Copel reassessed the balances of Compagás' financial assets and intangible assets within its consolidated balance sheet, so that, as of December 2020, the balance of the financial assets, to be received for the indemnity provided for in the concession contract, is the same balance recorded in the balance sheet of its investee and the difference generated by the practice adjustment made since December 2017, recorded in intangible assets, will be amortized until the end of the concession. The impacts recorded are as follows:

12.31.2020	Compagás balances	Adjustments	Copel balances
STATEMENTS OF FINANCIAL POSITION
Noncurrent assets
Accounts receivable related to the concession	189,416	-	189,416
Intangible assets	102,627	29,739	132,366
STATEMENTS OF INCOME
Net operating revenue
Fair value of assets from the indemnity for the concession	34,591	(22,437)	12,154
Operating Costs
Amortization	(29,442)	199	(29,243)

12.31.2019	Compagás balances	Adjustments	Copel balances
STATEMENTS OF FINANCIAL POSITION
Noncurrent assets
Accounts receivable related to the concession	144,813	179,572	324,385
Intangible assets	127,598	(127,598)	-
STATEMENTS OF INCOME
Net operating revenue
Fair value of assets from the indemnity for the concession	9,181	1,234	10,415
Operating Costs
Amortization	(28,854)	400	(28,454)

12.31.2018	Compagás balances	Adjustments	Copel balances
STATEMENTS OF FINANCIAL POSITION
Noncurrent assets
Accounts receivable related to the concession	148,720	199,257	347,977
Intangible assets	152,538	(148,919)	3,619
STATEMENTS OF INCOME
Net operating revenue
Fair value of assets from the indemnity for the concession	9,184	3,009	12,193
Operating Costs
Amortization	(29,012)	6,253	(22,759)

2.2	Concession contracts or authorizations obtained by Copel Get and its investees

Copel GeT		Interest %	Maturity
ONEROUS CONCESSION BY THE USE OF PUBLIC PROPERTY - UBP
Generation Concession 001/2007 - HPP Gov. Jayme Canet Júnior (Mauá)		51	07.02.2042
Generation concession 001/2011 - HPP Colíder		100	01.17.2046
Ordinance 133/2011 - SHP Cavernoso II		100	02.28.2046
Generation Concession 002/2012 - HPP Baixo Iguaçu		30	10.30.2049
Generation Concession 007/2013
HPP Apucaraninha		100	10.12.2025
HPP Chaminé		100	08.16.2026
HPP Derivação do Rio Jordão		100	11.15.2029
HPP Cavernoso		100	01.07.2031

PUBLIC SERVICE CONCESSIONS
Generation concession 045/1999
TPP Figueira (Note 35.2.6)		100	03.27.2019
HPP São Jorge (Note 35.2.6)		100	12.05.2024
HPP Gov. Ney Aminthas de Barros Braga (Segredo)		100	11.16.2029
HPP Gov. José Richa (Salto Caxias)		100	05.05.2030
Generation concession 001/2020
UHE Guaricana		100	08.16.2026
Authorization 278/1999 - WPP Palmas		100	09.29.2029
Dispatch 182/2002 - Hydroeletric Generating Plant - HGP Melissa, HGP Pitangui and
HGP Salto do Vau (only register with ANEEL)		100	-
Generation concession 003/2016 - HPP Gov. Pedro Viriato Parigot de Souza (GPS)		100	01.05.2046
HPP Marumbi - Power generating plant registration: CGH. PH. PR. 001501-6.02		100	-
Authorization Aneel 5,373/2015 - HGP Chopim I (only register with ANEEL)		100	-
Concession agreement / authorization of the equity
UEG Araucária	Authorization 351/1999 - TPP Araucária (20,3% - Copel)	60.9	12.23.2029
Nova Asa Branca I	MME Ordinance 267/2011 - WPP Asa Branca I	100	04.25.2046
Nova Asa Branca II	MME Ordinance 333/2011 - WPP Asa Branca II	100	05.31.2046
Nova Asa Branca III	MME Ordinance 334/2011 - WPP Asa Branca III	100	05.31.2046
Nova Eurus IV	MME Ordinance 273/2011 -WPP Eurus IV	100	04.27.2046
Santa Maria	MME Ordinance 274/2012 - WPP SM	100	05.08.2047
Santa Helena	MME Ordinance 207/2012 - WPP Santa Helena	100	04.09.2047
Ventos de Santo Uriel	MME Ordinance 201/2012 - WPP Santo Uriel	100	04.09.2047
GE Boa Vista	MME Ordinance 276 /2011 - WPP Dreen Boa Vista	100	04.28.2046
GE Farol	MME Ordinance 263 /2011 - WPP Farol	100	04.20.2046
GE Olho D’Água	MME Ordinance 343 /2011 - WPP Dreen Olho D'Água	100	06.01.2046
GE São Bento do Norte	MME Ordinance 310 /2011 - WPP Dreen São Bento do Norte	100	05.19.2046
Esperança do Nordeste	MME Ordinance 183/2015 - WPP Esperança do Nordeste	100	05.11.2050
Paraíso dos Ventos do Nordeste	MME Ordinance 182/2015 - WPP Paraíso dos Ventos do Nordeste	100	05.11.2050
Usina de Energia Eólica Jangada	Resolution 3,257/2011 - WPP GE Jangada	100	01.05.2042
Maria Helena	Resolution 3,259/2011 - WPP GE Maria Helena	100	01.05.2042
Usina de Energia Eólica Potiguar	MME Ordinance 179/2015 - WPP Potiguar	100	05.11.2050
Usina de Energia Eólica Guajiru	Resolution 3,256/2011 - WPP Dreen Guajiru	100	01.05.2042
Usina de Energia Eólica Cutia	Resolution 3,258/2011 - WPP Dreen Cutia	100	01.05.2042
São Bento do Norte I	Ordinance 349/2015 - WPP São Bento do Norte I	100	08.04.2050
São Bento do Norte II	Ordinance 348/2015 - WPP São Bento do Norte II	100	08.04.2050
São Bento do Norte III	Ordinance 347/2015 - WPP São Bento do Norte III	100	08.04.2050
São Miguel I	Ordinance 352/2015 - WPP São Miguel I	100	08.04.2050
São MigueI lI	Ordinance 351/2015 - WPP São Miguel II	100	08.04.2050
São Miguel III	Ordinance 350/2015 - WPP São Miguel III	100	08.04.2050
Foz do Chopim	Authorization 114/2000 - SHP Arturo Andreoli	35.77	04.24.2030
SHP Bela Vista (a)	Resolution 913/2017 - transfer of title under
	Resolution 7,802/2019	100	01.02.2041
F.D.A. Geração de Energia Elétrica	Generation concession contract 002/2020	100	09.17.2023
Jandaíra I Energias Renováveis (a)	Ordinance 140/2020 - WPP Jandaíra I	100	04.02.2055
Jandaíra II Energias Renováveis (a)	Ordinance 141/2020 - WPP Jandaíra II	100	04.02.2055
Jandaíra III Energias Renováveis (a)	Ordinance 142/2020 - WPP Jandaíra III	100	04.02.2055
Jandaíra IV Energias Renováveis (a)	Ordinance 139/2020 - WPP Jandaíra IV	100	04.02.2055
(a) Building under construction.

Copel GeT		Interest %	Maturity	Next tariff review
Transmission lines and substations concession agreements
Contract 060/2001 - Transmission facilities (sundry Transmission lines and Substations) - Extended by the 3rd addendum		100	01.01.2043	2023
Contract 075/2001 - Transmission line 230 kV Bateias - Jaguariaíva		100	08.17.2031	(b)
Contract 006/2008 - Transmission line 230 kV Bateias - Pilarzinho		100	03.17.2038	2023
Contract 027/2009 - Transmission line 525 kV Foz do Iguaçu - Cascavel Oeste		100	11.19.2039	2025
Contract 010/2010 - Transmission line 500 kV Araraquara II - Taubaté		100	10.06.2040	2021
Contract 015/2010 - Substation Cerquilho III 230/138 kV		100	10.06.2040	2021
Contract 022/2012 - Transmission line 230 kV Londrina - Figueira and Transmission line 230 kV Foz do Chopim - Salto Osório		100	08.27.2042	2023
Contract 002/2013 - Transmission line 230 kV Assis - Paraguaçu Paulista II e Substation Paraguaçu Paulista II 230 kV		100	02.25.2043	2023
Contract 005/2014 - Transmission line 230 kV Bateias - Curitiba Norte e Substation Curitiba Norte 230/138 kV		100	01.29.2044	2024
Contract 021/2014 - Transmission line 230 kV Foz do Chopim - Realeza e Substation Realeza 230/138 kV		100	09.05.2044	2025
Contract 022/2014 - Transmission line 500 kV Assis - Londrina		100	09.05.2044	2025
Contract 006/2016 - Transmission line 525 kV Curitiba Leste - Blumenau (a)		100	04.07.2046	2021
Contract 006/2016 - Transmission line 230 kV Baixo Iguaçu - Realeza
Contract 006/2016 - Transmission line 230 kV Curitiba Centro - Uberaba
Contract 006/2016 - Substation Medianeira 230/138 kV
Contract 006/2016 - Substation Curitiba Centro 230/138 kV
Contract 006/2016 - Substation Andirá Leste 230/138 kV

Concession agreement / authorization of the equity
Costa Oeste Transmissora	Contract 001/2012:	100	01.12.2042	2022
	Transmission line 230 kV Cascavel Oeste - Umuarama
	Substation Umuarama 230/138 kV
Caiuá Transmissora	Contract 007/2012:	49	05.10.2042	2022
	Transmission line 230 kV Umuarama - Guaíra
	Transmission line 230 kV Cascavel Oeste - Cascavel Norte
	Substation Santa Quitéria 230/138/13,8 kV
	Substation Cascavel Norte 230/138/13,8 kV
Marumbi Transmissora	Contract 008/2012:	100	05.10.2042	2022
	Transmission line 525 kV Curitiba - Curitiba Leste
	Substation Curitiba Leste 525/230 kV
Integração Maranhense	Contract 011/2012: Transmission line 500 Kv Açailândia - Miranda II	49	05.10.2042	2022
Matrinchã Transmissora	Contract 012/2012:	49	05.10.2042	2022
	Transmission line 500 kV Paranaíta - Cláudia
	Transmission line 500 kV Cláudia - Paranatinga
	Transmission line 500 kV Paranatinga - Ribeirãozinho
	Substation Paranaíta 500 kV
	Substation Cláudia 500 kV
	Substation Paranatinga 500 kV
Guaraciaba Transmissora	Contract 013/2012:	49	05.10.2042	2022
	Transmission line 500 kV Ribeirãozinho - Rio Verde Norte
	Transmission line 500 kV Rio Verde Norte - Marimbondo II
	Substation Marimbondo II 500 kV
Paranaíba Transmissora	Contract 007/2013:	24.5	05.02.2043	2023
	Transmission line 500 kV Barreiras II - Rio das Éguas
	Transmission line 500 kV Rio das Éguas - Luziânia
	Transmission line 500 kV Luziânia - Pirapora 2
Mata de Santa Genebra	Contract 001/2014:	50.1	05.14.2044	2024
	Transmission line 500 kV Itatiba - Bateias
	Transmission line 500 kV Araraquara 2 - Itatiba
	Transmission line 500 kV Araraquara 2 - Fernão Dias
	Substation Santa Bárbara D ́Oeste 440 kV
	Substation Itatiba 500 kV
	Substation Fernão Dias 500/440 kV (a)
Cantareira Transmissora	Contract 019/2014: Transmission line Estreito - Fernão Dias	49	09.05.2044	2025
Uirapuru Transmissora	Contract 002/2005: Transmission line 525 kV Ivaiporã - Londrina	100	03.04.2035	(b)
(a) Beginning of commercial operation on April 1, 2021
(b) Do not undergo tariff review and RAP reduces to 50% in the 16th year

During 2019, three important enterprises started their commercial operations:

- UHE Colíder: in March, May and December 2019, the three generating units of the plant entered into commercial operation, respectively, totalizing 300 MW of installed power.

- UHE Baixo Iguaçu: Commercial operation of units 1 and 2 began in February 2019, with unit 3 starting in April 2019, with a total installed capacity of 350.2 MW.

- Cutia and Bento Miguel Wind Complexes: From the last two week of December 2018 to March 2019, all wind farms went into commercial operation, with a total installed capacity of 312.9 MW.

As of December 31, 2020, the main projects under construction are still in progress.